CAPITAL STOCK - Authorized capital stock (Details)	12 Months Ended
Dec. 31, 2025
Series B
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series C
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series D
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series E
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series F
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series H
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series G
CAPITAL STOCK
Fixed annual cumulative preferred dividend	11.25%